Provisions - Schedule of Undrawn Loan Commitments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [abstract]
Undrawn loan commitments	¥ 10,622,322	¥ 9,954,633